Gain Loss Recognized In Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ 13,191	$ (60,876)	$ (112,364)
Policy fees	68,839	65,756	58,599
Derivative loss, net	(15,681)	(48,088)	(44,473)
Policyholder benefits	(5,612)	(87,511)	(143,893)
Over the Counter
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	(4,497)	692	232
Market Value Liability Options
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	1,688	5,292	3,969
Policy fees	745	534	681
Policyholder benefits	196	127	98
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	5,690	23,296	93,758
Futures
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	(32,111)	(11,861)	(26,878)
TRS [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	1,105	0	0
Guaranteed Minimum Withdrawal Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	2,659	(54,413)	(101,961)
Guaranteed Minimum Accumulation Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ 8,844	$ (11,755)	$ (14,372)